Stock-based compensation (Narrative) (Details 2) shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD shares	Dec. 31, 2014 CAD shares	Dec. 31, 2013 CAD shares
PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by modification to stock-based compensation plan		133
PSUs-ROIC | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%	0.00%
PSUs-ROIC | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%	150.00%
PSUs-TSR | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSUs-TSR | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
Equity settled awards | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement from the Share Trusts, next fiscal year | shares	0.6
Equity settled awards | PSUs-ROIC | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	150.00%
Fair value of awards vested during the period | CAD	CAD 48
Cash settled awards | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period | CAD		CAD 106	CAD 80
Units granted during the period PSUs (in shares) | shares		0.8	0.8
Cash settled awards | PSUs-ROIC | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	150.00%
Fair value of awards vested during the period | CAD	CAD 39
Cash settled awards | PSUs-ROIC | 2014 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled awards modified to equity settled awards | shares		0.4
Share Units Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost from modification | CAD	CAD 0
Share Units Plan | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of years in the plan period over which the units will vest	3 years
Share Units Plan | PSUs-TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of years in the plan period over which the units will vest	3 years
Share Units Plan | Cash settled awards | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout related to cash settled PSUs in the first quarter of next fiscal year | CAD	CAD 39
Units granted during the period PSUs (in shares) | shares	0.0
Share Units Plan | Cash settled awards | PSUs-ROIC | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled awards modified to equity settled awards | shares		0.5